Lease liabilities - Additional Information (Detail)	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 USD ($)	Oct. 31, 2021 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Number of new premises leases during Period					4
Number of new equipment leases during period					1
Number of leases modified during period					6
Interest expnse lease liabilites	$ 458,907	$ 62,205	$ 897,433	$ 125,006	$ 449,571